BANK DEBT (Tables)	9 Months Ended
Sep. 30, 2013
BANK DEBT [Abstract]
Schedule of Repayment of Bank Debt	Set forth in the table below are the future scheduled dates for repayment of the Bank debt:
Repayment

July 3, 2014	$15,000
July 3, 2015	15,000
July 3, 2016	15,000
July 3, 2017	18,596
$63,596